FORM 13F

			   FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006
Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):[X] is a restatement.
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Martin Currie Inc
Address: Saltire Court
	 20 Castle Terrace
	 EDINBURGH
	 EH1 2ES
	 SCOTLAND
	 UK

13F File Number: 028-06254

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name  : Duncan Stewart
Title : Middle office administrator
Phone : +44 131 479 5898
Signature, Place and Date of Signing: Duncan Stewart,Edinburgh,29th Aug 2011

Report type (Check only one.):
[ ] 13F HOLDINGS REPORT

[X] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 028-13902 - Martin Currie Ltd

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.